Schedule of Investments

The 3D Printing ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.7%

Aerospace & Defense - 2.5%
Aerojet Rocketdyne Holdings, Inc.*	72,759	$2,908,905
Hexcel Corp.	5,208	283,107
Moog, Inc., Class A	35,992	2,874,681
Total Aerospace & Defense		6,066,693

Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	16,706	3,006,746

Auto Components - 2.5%
Cie Generale des Etablissements Michelin SCA (France)	24,618	3,091,826
Exco Technologies Ltd. (Canada)	436,419	2,924,974
Total Auto Components		6,016,800

Chemicals - 0.8%
5N Plus, Inc. (Canada)*	160,420	244,754
Arkema SA (France)	2,525	290,749
DuPont de Nemours, Inc.	4,267	281,323
Eastman Chemical Co.	2,764	283,780
Evonik Industries AG (Germany)	11,134	293,764
Koninklijke DSM NV (Netherlands)	1,729	292,936
Toray Industries, Inc. (Japan)	59,903	285,679
Total Chemicals		1,972,985

Commercial Services & Supplies - 2.4%
PyroGenesis Canada, Inc. (Canada)*	149,998	339,777
Shapeways Holdings, Inc.*†	2,797,508	5,315,266
Total Commercial Services & Supplies		5,655,043

Electrical Equipment - 2.0%
AMETEK, Inc.	34,989	4,417,711
SGL Carbon SE (Germany)*	54,921	304,759
Total Electrical Equipment		4,722,470

Electronic Equipment, Instruments & Components - 11.4%
FARO Technologies, Inc.*	192,195	6,590,367
Hexagon AB, Class B (Sweden)*	320,756	4,197,500
Renishaw PLC (United Kingdom)	146,524	7,837,853
Trimble, Inc.*	131,378	8,762,913
Total Electronic Equipment, Instruments & Components		27,388,633

Health Care Equipment & Supplies - 7.0%
Align Technology, Inc.*	10,847	3,144,654
Conformis, Inc.*†	13,456,477	7,130,587
Straumann Holding AG (Switzerland)	54,260	6,501,159
Total Health Care Equipment & Supplies		16,776,400

Industrial Conglomerates - 2.5%
3M Co.	1,954	281,806
General Electric Co.	34,581	2,578,013
Siemens AG (Germany)	25,124	3,121,715
Total Industrial Conglomerates		5,981,534

Internet & Direct Marketing Retail - 2.7%
Xometry, Inc., Class A*	194,892	6,396,355

Life Sciences Tools & Services - 1.8%
BICO Group AB (Sweden)*	423,354	4,311,382

Machinery - 19.8%
Desktop Metal, Inc., Class A*	1,998,117	7,013,391
Fathom Digital Manufacturing C*	984,880	6,697,184
Lincoln Electric Holdings, Inc.	24,261	3,268,684
Markforged Holding Corp.*	1,962,876	6,693,407
Massivit 3d Printing Technologies Ltd. (Israel)*	356,562	1,535,598
OC Oerlikon Corp. AG (Switzerland)	436,290	3,141,826
Proto Labs, Inc.*	167,598	7,141,351
Sandvik AB (Sweden)	14,689	281,605
SLM Solutions Group AG (Germany)*	547,604	6,481,751
Velo3D Inc.*	1,538,748	5,385,618
Total Machinery		47,640,415

Metals & Mining - 2.8%
Allegheny Technologies, Inc.*	9,654	262,396
Arconic Corp.*	116,680	2,935,669
Carpenter Technology Corp.	6,896	263,289
Kaiser Aluminum Corp.	31,257	3,016,301
voestalpine AG (Austria)	10,925	288,825
Total Metals & Mining		6,766,480

Shell Companies - 3.3%
Atlantic Coastal Acquisition Corp., Class A*	808,605	7,932,415

Software - 25.1%
Altair Engineering, Inc., Class A*	153,358	8,330,407
ANSYS, Inc.*	31,396	8,655,563
Autodesk, Inc.*	45,057	8,528,389
Dassault Systemes SE (France)	202,687	9,095,053
Materialise NV (Belgium)*(a)	432,049	6,739,964
Microsoft Corp.	31,677	8,791,001
PTC, Inc.*	89,799	10,255,944
Total Software		60,396,321

Technology Hardware, Storage & Peripherals - 11.9%
3D Systems Corp.*	513,892	5,827,535
Eastman Kodak Co.*	47,227	244,164
HP, Inc.	211,701	7,754,608
Nano Dimension Ltd. (Israel)*(a)	2,592,294	7,362,115
Stratasys Ltd.*	368,778	7,150,605
Xerox Holdings Corp.	15,041	261,713
Total Technology Hardware, Storage & Peripherals		28,600,740
Total Common Stocks
(Cost $370,149,024)		239,631,412

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $463,074)	4,610	298,414

MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (b)
(Cost $447,836)	447,836	447,836
Total Investments–100.0%
(Cost $371,059,934)		240,377,662
Other Assets in Excess of Liabilities–0.0%(c)		40,977
Net Assets–100.0%		$240,418,639

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Common Stocks — 5.2%
Commercial Services & Supplies — 2.2%
Shapeways Holdings, Inc.
–	8,080,687	(242,606)	10,500	(2,533,315)	–	–	2,797,508	5,315,266
Health Care Equipment & Supplies — 3.0%
Conformis, Inc.
19,209,575	5,760,620	(4,079,911)	(563,827)	(13,195,870)	–	–	13,456,477	7,130,587
Machinery — 0.0%
ExOne (The) Co.
18,815,801	–	(35,228,058)	(6,866,123)	23,278,380	–	–	–	–
$38,025,376	$13,841,307	$(39,550,575)	$(7,419,450)	$7,549,195	$–	$–	16,253,985	$12,445,853

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2022.
(c)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$239,631,412	$–	$–	$239,631,412
Preferred Stock‡	298,414	–	–	298,414
Money Market Fund	447,836	–	–	447,836
Total	$240,377,662	$–	$–	$240,377,662

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.